Deferred Government Grants	12 Months Ended
Mar. 31, 2024
Deferred Government Grants [Abstract]
DEFERRED GOVERNMENT GRANTS

NOTE 17 – DEFERRED GOVERNMENT GRANTS

Deferred government grants represent funds received from the PRC government for research and development, investment in building or improvement in Lakeshore Group’s production facilities. These specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by Lakeshore Group is not required. Lakeshore Group received government grants that were deferred in the amount of RMB3.6 million and RMB4.0 million in fiscal 2024 and 2023, respectively. In addition, Lakeshore Group received RMB15.3 million and RMB15.7 million other subsidies that the government has not set any conditions and are not tied to future trends or performance of Lakeshore Group and were recognized in other income in 2024 and 2023, respectively.

Deferred government grants included the following:

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	22,030,690	20,575,012	$2,899,931
Addition	-	3,600,000	507,400
Recognized as income	(1,455,678)	(2,439,156)	(343,786)
Subtotal	20,575,012	21,735,856	$3,063,545
			-
Government grants for research and development			-
Balance at beginning of the year	10,318,528	5,327,196	$750,838
Addition	4,000,000	-	-
Recognized as income	(8,991,332)	(4,767,414)	(671,940)
Subtotal	5,327,196	559,782	$78,898
Total deferred government grants	25,902,208	22,295,638	$3,142,443
			-
Less：current portion	2,295,701	2,015,693	$284,100
			-
Non-current portion	23,606,507	20,279,945	$2,858,343

Government grants for property, plant and equipment

Lakeshore Group has nine deferred government grants for property, plant and equipment. RMB2.4 million was amortized from deferred government grant into government grant recognized in income in fiscal 2024, as compared to RMB1.5 million for fiscal 2023. RMB1.5 million will be amortized in fiscal 2025 which was included in the current deferred government grant and RMB17.7 million will be amortized after 2025 which was included in the non-current portion of deferred government grants.

Government grants for research and development

Lakeshore Group has one deferred government grants related to various research and development projects. RMB4.8 million was amortized from deferred government grant into government grant recognized in income in fiscal 2024, as compared to RMB9.0 million for the fiscal year ended March 31, 2023. RMB0.5 million will be amortized in fiscal 2025 which was included in the current deferred government grant and RMB2.6 million will be amortized after 2025 which was included in the non-current portion of deferred government grants.